Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans Payable [Line Items]
Loans payable	$ 41,456,074	$ 44,502,981
China Construction Bank [Member]
Loans Payable [Line Items]
Term	From May 30, 2014 to May 29, 2020
Loans payable	$ 41,456,074	$ 44,502,981